Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 01, 2012
(CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund
Bar Chart Table:
Annual Return 2005	2.34%
Annual Return 2006	4.67%
Annual Return 2007	2.62%
Annual Return 2008	0.32%
Annual Return 2009	4.18%
Annual Return 2010	1.60%
Annual Return 2011	0.78%
(Columbia Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.63%
Annual Return 2003	6.15%
Annual Return 2004	4.57%
Annual Return 2005	4.03%
Annual Return 2006	5.56%
Annual Return 2007	2.18%
Annual Return 2008	(7.19%)
Annual Return 2009	14.83%
Annual Return 2010	1.86%
Annual Return 2011	11.95%